Other Expense (Income), net	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Other Expense (Income), net

4. Other Expense (Income), net

	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Other expense (income), net consists of:
Amortization of intangibles/other assets	$3,872	$3,879	$11,616	$11,647
Redemption premiums on the early extinguishment of debt	—	3,470	34,180	14,255
Royalty income and other	(266)	(265)	(700)	(622)

Total other expense (income), net	$3,606	$7,084	$45,096	$25,280

Redemption premium on the early extinguishment of debt. On May 10, 2013, as part of a debt refinancing (the “April 2013 Refinancing”) the Company redeemed all $400.0 million of its outstanding 8.25% Senior Notes at a redemption price of 108.5% of the aggregate principal amount at a premium of $34.2 million. On April 19, 2012, as part of a debt refinancing (the “April 2012 Refinancing”) the Company redeemed all $199.0 million of its outstanding 10.625% Senior Subordinated Notes at a redemption price of 105.313% of the aggregate principal amount at a premium of $10.6 million. On June 5, 2012, the Company repurchased and retired $10.0 million of 9.25% Senior Notes at a price of 102.125% of the aggregate principal amount at a premium of $0.2 million. On September 20, 2012, as part of a debt refinancing (the “September 2012 Refinancing”) the Company redeemed $150.0 million of its outstanding 9.25% Senior Subordinated Notes at a redemption price of 102.313% of the aggregate principal amount at a premium of $3.5 million.

5. Other Expense (Income), net

	Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Other expense (income), net consists of:
Amortization of intangibles/other assets	$15,828	$16,175	$17,170
Tradename impairment charges	520	25,300	29,000
Redemption premium on the early extinguishment of debt	14,255	—	—
Lehman Brothers Specialty Financing settlement	—	8,500	—
Gain on sale of the Watsonville, CA facility	—	(391)	—
Royalty income and other	(829)	(1,006)	(675)

Total other expense (income), net	$29,774	$48,578	$45,495

Tradename impairment charges. In fiscal 2012, the Company recorded a tradename impairments of $0.5 million on Bernstein’s. In fiscal 2011, the Company recorded tradename impairments of $23.7 million on Aunt Jemima breakfast, $1.2 million on Lender’s and $0.4 million on Bernstein’s. In fiscal 2010, the Company recorded an impairment of $29.0 million on the Hungry-Man tradename.

Redemption premium on the early extinguishment of debt. On April 19, 2012, as part of a debt refinancing (the “April 2012 Refinancing”) the Company redeemed all $199.0 million of its outstanding 10.625% Senior Subordinated Notes at a redemption price of 105.313% of the aggregate principal amount. In addition, on June 5, 2012, the Company repurchased and retired $10.0 million of 9.25% Senior Notes at a price of 102.125% of the aggregate principal amount. On September 20, 2012, as part of a debt refinancing (the “September 2012 Refinancing”) the Company redeemed $150.0 million of its outstanding 9.25% Senior Subordinated Notes at a redemption price of 102.313% of the aggregate principal amount. For more information on debt refinancing see Note 9 to the Consolidated Financial Statements for Debt and Interest Expense.

Lehman Brothers Specialty Financing settlement. On June 4, 2010, Lehman Brothers Special Financing (LBSF) initiated a claim against the Company in LBSF’s bankruptcy proceeding for an additional payment from the Company of $19.7 million, related to certain derivatives contracts which the Company had earlier terminated due to LBSF’s default as a result of its bankruptcy filing in 2008. On May 31, 2011, the Company and LBSF agreed to a settlement of LBSF’s June 4, 2010 claim. Under the terms of the settlement, the Company made payment of $8.5 million during the third quarter of 2011 in return for LBSF’s full release of its claim.

Sale of the Watsonville, CA facility. On June 24, 2011, the Company completed the sale of its Watsonville, CA facility which had been recorded as an asset held for sale. The proceeds of the sale were $7.9 million and resulted in a $0.4 million gain recorded in Other Expense (Income), net in the fiscal year ended December 25, 2011.